Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) - CAD ($)	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 4,916,000	$ 4,908,000	$ 4,906,000
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Subordinated notes payable	96,669	100,043	93,800
Subordinated notes payable [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 101,585,000	$ 104,951,000	$ 98,706,000